UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F



Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [ ]  Amendment Number:
                                                   ------------------

Institutional Investment Manager Filing this Report:


Name:        Omega Advisors, Inc.

Address:     Wall Street Plaza
             88 Pine Street
             New York, NY 10005

Form 13F File Number:     28-3530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Leon G. Cooperman
            -----------------
Title:      Chairman and CEO
            -----------------
Phone:      (212) 495-5210
            -----------------

Signature, Place, and Date of Signing:

    /s/ Leon Cooperman           New York, New York          February 10, 2009
-------------------------    --------------------------    --------------------
       [Signature]                 [City, State]                  [Date]

 Report Type:

[X]      13F HOLDINGS REPORT

[  ]     13F NOTICE

[  ]     13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                None
                                            --------------

Form 13F Information Table Entry Total:            55
                                            --------------

Form 13F Information Table Value Total:       $1,247,955
                                            --------------
                                            (in thousands)

List of Other Included Managers:                 None
                                            --------------


                                                                     Market                                        Voting Authority
                                                                     Value    Shares/Prn  Sh/  Put/  Investment
Name of Issuer                      Title of Class       CUSIP      (x1000)     Amount    Prn  Call  Discretion    Sole Shared None
--------------                      --------------       -----      -------     ------    ---  ----  ----------    ---- ------ ----


AMERICAN CAPITAL LTD                     COM           02503Y103      10701      3302800   SH          Sole     3302800
AES CORP                                 COM           00130H105      45636      5538300   SH          Sole     5538300
AETNA INC                                COM           00817Y108      33644      1180500   SH          Sole     1180500
ALLERGAN INC                             COM           018490102       8064       200000   SH          Sole      200000
ATLAS PIPELINE HOLDINGS LP           COM UNITS LP      04939R108       4977      1316556   SH          Sole     1316556
ATLAS PIPELINE PARTNERS LP           UNIT LP INT       049392103      23486      3914318   SH          Sole     3914318
ATLAS AMERICA INC                        COM           049167109      46976      3163338   SH          Sole     3163338
ATLAS ENERGY RESOURCES LLC               COM           049303100      54708      4284127   SH          Sole     4284127
CHICO'S FAS INC                          COM           168615102       3355       802700   SH          Sole      802700
CIT GROUP INC                            COM           125581108      25327      5578700   SH          Sole     5578700
CASTLEPOINT HOLDINGS LTD                 COM           G19522112       7904       582900   SH          Sole      582900
DISCOVER FINANCIAL SERVICES              COM           254709108      23278      2442600   SH          Sole     2442600
DISH NETWORK CORP-A                      CL A          25470M109      40378      3640900   SH          Sole     3640900
GENENTECH INC                          COM NEW         368710406      18887       227800   SH          Sole      227800
DAVITA INC                               COM           23918K108          0            0   SH          Sole           0
EBAY INC                                 COM           278642103      25076      1796300   SH          Sole     1796300
ENTERPRISE GP HOLDINGS LP            UNIT LP INT       293716106      24004      1377150   SH          Sole     1377150
GIVEN IMAGING LTD                      ORD SHS         M52020100       8200    990309.01   SH          Sole      990309
CORNING INC                              COM           219350105      25252      2649700   SH          Sole     2649700
HALLIBURTON CO                           COM           406216101      25870      1423000   SH          Sole     1423000
HILLTOP HOLDINGS INC                     COM           432748101       6413       658375   SH          Sole      658375
HATTERAS FINANCIAL CORP                  COM           41902R103       6717       252500   SH          Sole      252500
JPMORGAN CHASE & CO                      COM           46625H100       8986       285000   SH          Sole      285000
KKR FINANCIAL HOLDINGS LLC               COM           48248A306       9513      6021202   SH          Sole     6021202
LINN ENERGY LLC-UNITS               UNIT LTD LIAB      536020100      91572      6117001   SH          Sole     6117001
MF GLOBAL LTD                            SHS           G60642108       3475      1703300   SH          Sole     1703300
MORGANS HOTEL GROUP CO                   COM           61748W108        550       118000   SH          Sole      118000
MEDCO HEALTH SOLUTIONS INC               COM           58405U102       6287       150000   SH          Sole      150000
3M CO                                    COM           88579Y101      20064       348700   SH          Sole      348700
MAGUIRE PROPERTIES INC                   COM           559775101       2375      1626800   SH          Sole     1626800
MARATHON OIL CORP                        COM           565849106      13431       490900   SH          Sole      490900



                                                                     Market                                        Voting Authority
                                                                     Value    Shares/Prn  Sh/  Put/  Investment
Name of Issuer                      Title of Class       CUSIP      (x1000)     Amount    Prn  Call  Discretion    Sole Shared None
--------------                      --------------       -----      -------     ------    ---  ----  ----------    ---- ------ ----


MANITOWOC COMPANY INC                    COM           563571108       4258       491700   SH          Sole      491700
ANNALY CAPITAL MANAGEMENT IN             COM           035710409      17260      1087600   SH          Sole     1087600
NORTHSTAR REALTY FINANCE COR             COM           66704R100      11258      2879300   SH          Sole     2879300
NUCOR CORP                               COM           670346105      35754       773900   SH          Sole      773900
POTASH CORP OF SASKATCHEWAN              COM           73755L107      24280       331600   SH          Sole      331600
RAIT FINANCIAL TRUST                     COM           749227104       3978      1530042   SH          Sole     1530042
RESOURCE AMERICA INC-CL A                CL A          761195205       4780      1195000   SH          Sole     1195000
RESOURCE CAPITAL CORP                    COM           76120W302      11057      2887033   SH          Sole     2887033
SHIRE PLC-ADR                       SPONSORED ADR      82481R106      46764      1044300   SH          Sole     1044300
SLM CORP                                 COM           78442P106      88463      9939700   SH          Sole     9939700
PROSHARES ULTRASHORT REAL ES       PSHS REAL ESTAT     74347R552        355         7000   SH          Sole        7000
PROSHARES ULTRASHORT LEHMAN        PSHS ULTSH 20YRS    74347R297       1132        30000   SH          Sole       30000
TEXTRON INC                              COM           883203101      24231      1747000   SH          Sole     1747000
DOMTAR CORP                              COM           257559104       9931      5946900   SH          Sole     5946900
UNITEDHEALTH GROUP INC                   COM           91324P102      84883      3191100   SH          Sole     3191100
UNITRIN INC                              COM           913275103       7380       463000   SH          Sole      463000
PROSHARES ULTRA FINANCIALS         PSHS ULTRA FINL     74347R743        871       145000   SH          Sole      145000
WELLS FARGO & CO                         COM           949746101       7438       252300   SH          Sole      252300
WELLPOINT INC                            COM           94973V107      72733      1726400   SH          Sole     1726400
WILLIAMS COS INC                         COM           969457100      33620      2321800   SH          Sole     2321800
WILLIS GROUP HOLDINGS LTD                SHS           G96655108      37882      1522600   SH          Sole     1522600
WYNDHAM WORLDWIDE CORP                   COM           98310W108      15308      2337100   SH          Sole     2337100
XL CAPITAL LTD -CLASS A                  CL A          G98255105      16069      4343100   SH          Sole     4343100
TEVA PHARMACEUTICAL-SP ADR               ADR           881624209      63164      1483764   SH          Sole     1483764
